Investments and Marketable Securities (Details) - USD ($)					12 Months Ended
	Jul. 01, 2024	Jun. 09, 2024	Nov. 28, 2023	Jun. 09, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Aug. 13, 2025	Jul. 01, 2023
Investments and Marketable Securities (Details) [Line Items]
Price per share (in Dollars per share)				$ 3.51
Extension advances (in Dollars)		$ 1,293,000
Conversion preferred shares					3,269,998	3,269,998
Loan amount (in Dollars)	$ 1,150,000							$ 1,150,000
Bears interest (as a percent)	12.00%
Maturity date	1 year
Conversion rate per share (in Dollars per share)	$ 1,197.92
Other liabilities (in Dollars)					$ 10,592	$ 28,064	$ 100,000
Evtec [Member]
Investments and Marketable Securities (Details) [Line Items]
Exchange preferred shares				4,086
Converted common shares percentage (as a percent)				13.00%
Investment amount (in Dollars)				$ 8,424,000					$ 8,520,000
Investment cost (in Dollars)				8,424,000
Aggregate extension fees (in Dollars)				$ 400,000
Series B Preferred Stock Converted into Common Stock [Member] | Evtec [Member]
Investments and Marketable Securities (Details) [Line Items]
Convertible of stock percentage (as a percent)				43.00%
Conversion of Evtec Group Preferred Shares into Ordinary Shares [Member] | Evtec [Member]
Investments and Marketable Securities (Details) [Line Items]
Convertible common shares				1
Conversion of Preferred Stock Pursuant to Securities Exchange Agreement into Ordinary Share Member
Investments and Marketable Securities (Details) [Line Items]
Conversion preferred shares			4,086	4,086
Evtec [Member]
Investments and Marketable Securities (Details) [Line Items]
Legal expenses (in Dollars)		$ 175,000
Other liabilities (in Dollars)					1,293,000		$ 1,293,000	$ 1,293,000
Evtec [Member] | Termination Agreement [Member]
Investments and Marketable Securities (Details) [Line Items]
Other liabilities (in Dollars)					$ 1,292,980
Preferred Stock Issued in Exchange for Preferred Shares From Other Company [Member] | Evtec [Member]
Investments and Marketable Securities (Details) [Line Items]
Company shares issued				2,400,000
Forfeited shares acquired			2,400,000	2,400,000